Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash	$ 502,773,000	$ 329,063,000
Cash equivalents	0	0
Restricted cash	2,002,000	1,845,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	$ 504,775,000	$ 330,908,000	$ 266,582,000	$ 408,531,000